INCOME TAX - Components of income tax provision (Details) - USD ($)		1 Months Ended	3 Months Ended	6 Months Ended		7 Months Ended	12 Months Ended
	May 31, 2020	Jun. 30, 2020	Jun. 30, 2022	Jun. 30, 2022	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2021
Federal
Deferred						$ 59,200	$ 1,144,921
Change in valuation allowance						59,200	1,144,921
Income Tax Expense (Benefit), Total	$ 0	$ 0	$ 110,523	$ 117,016	$ 0		0
Federal and state net operating loss					$ 13,199	$ 13,199	$ 93,186